Restricted Cash (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Restricted cash
Security deposits, overhaul rentals and rental payments related to aircraft funded	$ 395,961	$ 414,807	$ 457,053
Secured term loan | 2004 ECA facility | Non-restricted subsidiary
Restricted cash
Security deposits, overhaul rentals and rental payments related to aircraft funded	$ 396,000	$ 414,800